Other acquired rights (Tables)	12 Months Ended
Dec. 31, 2025
Other Acquired Rights [Abstract]
Summary of Rights Acquired	The rights acquired are comprised as follows:

	December 31, 2023		December 31, 2024		December 31, 2025
Right to operate the charter and general aviation terminal at San José del Cabo airport terminal	Ps.	344,443	Ps.	344,443	Ps.	344,443
Right to operate commercial space and advertising spaces at Tijuana airport		15,935		15,935		15,935
Right to operate various commercial space, advertising spaces and skywalk services at Puerto Vallarta airport		309,616		309,616		309,616
Right to operate commercial space, advertising spaces services at Guadalajara airport		93,560		93,560		93,560
Rights to operate cargo operation and hangars in the Tijuana airport polygon(1)		399,485		399,485		399,485
Right to operate various parking lots		5,673		5,673		5,673
Rights to operate bonded warehouses(2)		-		2,212,448		2,212,448
		1,168,712		3,381,160		3,381,160
Less – accumulated amortization		(354,415)		(513,301)		(800,804)
	Ps.	814,297	Ps.	2,867,859	Ps.	2,580,356

(1) Derived from the acquisition of IEM, investments were recognized for the rights to lease cargo operation and hangars in the Tijuana airport polygon for Ps.399,845 through the business combination.

(2) As a result of the acquisition of GWTC, rights to operate bonded warehouses in the Guadalajara airport zone were recognized for Ps.2,212,448, through the business combination.